Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment
18.	Property, Plant and Equipment

(1)	Property, plant and equipment as of December 31, 2022 and 2023 are as follows:

		2022
		Acquisition cost	Government grants	Accumulated depreciation	Accumulated impairment losses	Book value
		In millions of won

Land	￦	14,298,409	(27,405)	—	(27,472)	14,243,532
Buildings		24,230,827	(50,437)	(10,931,672)	(6,955)	13,241,763
Structures		83,055,890	(165,608)	(32,596,265)	(10,390)	50,283,627
Machinery		108,749,243	(127,126)	(54,015,594)	(541,864)	54,064,659
Ships		17,264	—	(3,788)	—	13,476
Vehicles		393,046	(2,045)	(305,242)	(117)	85,642
Equipment		2,168,348	(6,608)	(1,732,564)	(43)	429,133
Tools		1,306,509	(99)	(1,128,002)	(6)	178,402
Construction-in-progress		28,064,266	(135,926)	—	(22,795)	27,905,545
Right-of-use assets		5,992,724	—	(2,281,599)	—	3,711,125
Asset retirement costs		17,620,603	—	(6,185,214)	(146,422)	11,288,967
Others		15,520,160	—	(13,100,723)	—	2,419,437

	￦	301,417,289	(515,254)	(122,280,663)	(756,064)	177,865,308

		2023
		Acquisition cost	Government grants	Accumulated depreciation	Accumulated impairment losses	Book value
		In millions of won

Land	￦	14,426,253	(27,404)	—	(28,165)	14,370,684
Buildings		25,236,830	(46,227)	(11,870,875)	(5,751)	13,313,977
Structures		86,010,823	(157,881)	(35,111,297)	(9,525)	50,732,120
Machinery		113,735,035	(119,824)	(59,381,603)	(536,386)	53,697,222
Ships		17,845	—	(5,480)	—	12,365
Vehicles		421,349	(2,837)	(337,859)	(116)	80,537
Equipment		2,341,242	(5,932)	(1,909,992)	(375)	424,943
Tools		1,354,532	(62)	(1,190,057)	(1)	164,412
Construction-in-progress		32,031,297	(173,474)	—	(22,795)	31,835,028
Right-of-use assets		6,041,794	—	(2,678,051)	—	3,363,743
Asset retirement costs		17,007,088	—	(7,127,091)	(146,423)	9,733,574
Others		16,255,667	—	(14,108,737)	—	2,146,930

	￦	314,879,755	(533,641)	(133,721,042)	(749,537)	179,875,535

(2)	Changes in property, plant and equipment for the years ended December 31, 2022 and 2023 are as follows:

		2022
		Beginning balance	Acquisition	Disposal	Depreciation	Impairment	Others	Ending balance
		In millions of won

Land	￦	14,107,965	9,535	(49,377)	—	—	202,814	14,270,937
(Government grants)		(23,474)	—	1	—	—	(3,932)	(27,405)
Buildings		12,926,226	3,202	(19,918)	(906,528)	(449)	1,289,667	13,292,200
(Government grants)		(52,122)	—	—	5,360	—	(3,675)	(50,437)
Structures		48,290,052	217,450	(277,308)	(2,677,395)	(3,669)	4,900,105	50,449,235
(Government grants)		(172,021)	—	1,250	9,568	—	(4,405)	(165,608)
Machinery		51,755,382	248,932	(188,924)	(5,748,407)	(33,191)	8,157,993	54,191,785
(Government grants)		(140,082)	—	405	17,283	—	(4,732)	(127,126)
Ships		177	—	—	(1,053)	—	14,352	13,476
Vehicles		89,257	1,813	(88)	(41,907)	—	38,612	87,687
(Government grants)		(1,675)	—	—	663	—	(1,033)	(2,045)
Equipment		397,183	79,369	(183)	(205,908)	(1)	165,281	435,741
(Government grants)		(149)	—	—	494	—	(6,953)	(6,608)
Tools		183,065	25,291	(180)	(77,902)	—	48,227	178,501
(Government grants)		(64)	—	—	32	—	(67)	(99)
Construction-in-progress		30,156,094	11,671,907	(197,293)	—	134,735	(13,723,972)	28,041,471
(Government grants)		(111,822)	23,155	17	—	—	(47,276)	(135,926)
Right-of-use assets		4,059,397	197,016	(2,838)	(509,068)	—	(33,382)	3,711,125
Asset retirement costs		8,925,388	—	—	(1,133,866)	—	3,497,445	11,288,967
Others		2,745,861	9,028	(22,531)	(1,036,132)	—	723,211	2,419,437

	￦	173,134,638	12,486,698	(756,967)	(12,304,766)	97,425	5,208,280	177,865,308

		2023
		Beginning balance	Acquisition	Disposal	Depreciation	Impairment(*)	Others	Ending balance
		In millions of won

Land	￦	14,270,937	23,519	(15,302)	—	—	118,934	14,398,088
(Government grants)		(27,405)	—	1	—	—	—	(27,404)
Buildings		13,292,200	3,706	(6,221)	(938,549)	—	1,009,068	13,360,204
(Government grants)		(50,437)	—	—	5,070	—	(860)	(46,227)
Structures		50,449,235	18,486	(311,877)	(2,828,065)	—	3,562,222	50,890,001
(Government grants)		(165,608)	—	1,611	9,562	—	(3,446)	(157,881)
Machinery		54,191,785	184,532	(195,673)	(6,062,471)	(6,331)	5,705,204	53,817,046
(Government grants)		(127,126)	—	1,230	17,413	—	(11,341)	(119,824)
Ships		13,476	—	—	(1,812)	—	701	12,365
Vehicles		87,687	5,778	(76)	(40,760)	—	30,745	83,374
(Government grants)		(2,045)	—	—	960	—	(1,752)	(2,837)
Equipment		435,741	62,291	(264)	(206,894)	—	140,001	430,875
(Government grants)		(6,608)	—	—	2,011	—	(1,335)	(5,932)
Tools		178,501	30,598	(364)	(78,487)	—	34,226	164,474
(Government grants)		(99)	—	—	38	—	(1)	(62)
Construction-in-progress		28,041,471	14,069,968	(1,511)	—	(10,700)	(10,090,726)	32,008,502
(Government grants)		(135,926)	5,544	—	—	—	(43,092)	(173,474)
Right-of-use assets		3,711,125	261,862	(2,613)	(536,517)	—	(70,114)	3,363,743
Asset retirement costs		11,288,967	—	—	(1,251,446)	—	(303,947)	9,733,574
Others		2,419,437	1,290	—	(958,649)	—	684,852	2,146,930

	￦	177,865,308	14,667,574	(531,059)	(12,868,596)	(17,031)	759,339	179,875,535

(*)
The Company is in the process of calculating the actual damage in relation to Taean IGCC gas refinery fire incident in January 2023. For the year ended December 31, 2023, the Group recognized ￦6,331 million of estimated damage to its PP&E due to the fire incident as impairment loss, and the estimated damage may change depending on future investigations. In addition, as the recoverable amount of construction-in-progress of Guam Ukudu Power LLC, a subsidiary of the Group, is less than the book value, ￦10,700 million was recognized as an impairment loss during the year ended December 31, 2023.

(3)
The Company’s subsidiaries including Korea Hydro & Nuclear Power Co., Ltd. have recognized proceeds and costs from selling items produced before its intended use, by accounting ￦38,149 million (prior year : ￦94,264 million) as revenue and ￦45,578 (prior year : ￦63,405 million) as expense in profit or loss for the year ended December 31, 2023.